Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
March 7, 2016

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex ETF Trust (File Nos. 333-101625 and 811-21261)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:
On behalf of our client, Rydex ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectuses and Statement of Additional Information dated February 29, 2016 that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 36, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001628280-16-011810 on February 26, 2016.

If you have any additional questions or comments, please do not hesitate to contact me at 202.373.6101.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004    T +1.202.739.3000
United States         F +1.202.739.3001